Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hengqin Baisheng [Member]
Related Party Balances and Transaction (Textual)
Consulting fee prepayment	$ 685,167
Mr.Ban Lors [Member]
Related Party Balances and Transaction (Textual)
Balance due from related party		$ 102,567
Company loaned related party controlled		$ 51,516
Annual interest rate		5.35%
Loan due date		Sep. 30, 2019
Balance due to related party	$ 6,538
Advances repaid, description	The advances were fully repaid in April 2019.	The loan balance was fully repaid by Mr. Ban Lor in March 2019
Mr. Zongbo Jiang [Member]
Related Party Balances and Transaction (Textual)
Annual interest rate	5.30%
Loan due date	Jul. 31, 2020
Advanced to related party	$ 370,000
Guangzhou Powerbridge Blockchain [Member]
Related Party Balances and Transaction (Textual)
Consulting fee prepayment	$ 121,144
Mr. Stewart Lor [Member]
Related Party Balances and Transaction (Textual)
Balance due from related party			$ 3,073
Advances repaid, description			The advances were fully repaid in August 2018.